FEES AND INCOME FROM SERVICES (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fees And Income From Services Details 2
Lines of credit and overdrafts	$ 3,306	$ 4,911	$ 1,537
Letters of credit and guarantees	14,776	13,562	5,228
Card services	63,388	52,775	24,296
Account administration	12,024	10,171	2,014
Collection, billings and payments	25,359	24,813	2,271
Management and brokerage commisions for securities	13,183	9,454	6,940
Invetsments in mutual funds and others	25,965	23,614	11,760
Inssurance brokerage	26,096	21,477	6,230
Financial advisory	8,162	8,951	5,389
Commissions for student loan credits	4,680	3,354	965
Commissions for credit operations	2,560	2,572	56
Commissions for mortgage loans	1,112	1,023	1,192
Other payments for services rendered	12,088	12,768	4,319
Other fees earnes	3,721	4,356	9,178
Total income from services fees	$ 216,420	$ 193,801	$ 81,375